Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Assets [Abstract]
Beginning balance, Assets		¥ 479	¥ 447
Total gains (losses) recognized in net revenue, Assets	[1]	(51)	22
Total gains (losses) recognized in other comprehensive income, Assets			0
Purchases/ issues, Assets	[2]	490	486
Sales/ redemptions, Assets	[2]	(448)	(492)
Settlements, Assets		(3)	13
Foreign exchange movements, Assets		18	(20)
Transfers into Level 3, Assets		147	99
Transfers out of Level 3, Assets		(55)	(76)
Ending balance, Assets		577	479
Liabilities [Abstract]
Beginning balance, Liabilities		450	486
Total gains (losses) recognized in net revenue, Liabilities	[1]	(26)	14
Total gains (losses) recognized in other comprehensive income, Liabilities		2	4
Purchases/ issues, Liabilities	[2]	254	354
Sales/ redemptions, Liabilities	[2]	(151)	(261)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	(2)
Transfers into Level 3, Liabilities		100	58
Transfers out of Level 3, Liabilities		(111)	(167)
Ending balance, Liabilities		566	450
Trading assets and private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		260	228
Total gains (losses) recognized in net revenue, Assets	[1]	6	9
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	431	449
Sales/ redemptions, Assets	[2]	(418)	(442)
Settlements, Assets
Foreign exchange movements, Assets		9	(9)
Transfers into Level 3, Assets		81	62
Transfers out of Level 3, Assets		(70)	(37)
Ending balance, Assets		299	260
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		21	34
Total gains (losses) recognized in net revenue, Assets	[1]	(3)	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	5	22
Sales/ redemptions, Assets	[2]	(13)	(36)
Settlements, Assets
Foreign exchange movements, Assets		1	(1)
Transfers into Level 3, Assets		5	8
Transfers out of Level 3, Assets		(3)	(7)
Ending balance, Assets		13	21
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		3	13
Total gains (losses) recognized in net revenue, Assets	[1]	(1)	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	24	1
Sales/ redemptions, Assets	[2]	(2)	(9)
Settlements, Assets
Foreign exchange movements, Assets		0	1
Transfers into Level 3, Assets		2	0
Transfers out of Level 3, Assets			(4)
Ending balance, Assets		26	3
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		1	1
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1
Sales/ redemptions, Assets	[2]	(1)	0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Ending balance, Assets		1	1
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		6	3
Total gains (losses) recognized in net revenue, Assets	[1]	0	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	15	79
Sales/ redemptions, Assets	[2]	(16)	(84)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets		3	8
Transfers out of Level 3, Assets		(3)	(1)
Ending balance, Assets		5	6
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		139	108
Total gains (losses) recognized in net revenue, Assets	[1]	8	13
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	99	152
Sales/ redemptions, Assets	[2]	(100)	(144)
Settlements, Assets
Foreign exchange movements, Assets		4	(6)
Transfers into Level 3, Assets		63	33
Transfers out of Level 3, Assets		(53)	(17)
Ending balance, Assets		160	139
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		2	1
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1	5
Sales/ redemptions, Assets	[2]	(2)	(2)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets		1
Transfers out of Level 3, Assets			(2)
Ending balance, Assets		2	2
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		0	0
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	9	1
Sales/ redemptions, Assets	[2]	0	(1)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets		(6)
Ending balance, Assets		3	0
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		63	41
Total gains (losses) recognized in net revenue, Assets	[1]	(2)	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	217	101
Sales/ redemptions, Assets	[2]	(212)	(78)
Settlements, Assets
Foreign exchange movements, Assets		3	(2)
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Ending balance, Assets		69	63
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		24	27
Total gains (losses) recognized in net revenue, Assets	[1]	4	(8)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	56	46
Sales/ redemptions, Assets	[2]	(68)	(45)
Settlements, Assets
Foreign exchange movements, Assets		1	(1)
Transfers into Level 3, Assets		7	11
Transfers out of Level 3, Assets		(5)	(6)
Ending balance, Assets		19	24
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		1	0
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	4	42
Sales/ redemptions, Assets	[2]	(4)	(43)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets			2
Transfers out of Level 3, Assets			0
Ending balance, Assets		1	1
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	(1)	(6)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(2)	2
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	(2)	(2)
Foreign exchange movements, Assets	[3]	0	0
Transfers into Level 3, Assets	[3]	(7)	5
Transfers out of Level 3, Assets	[3]	4	0
Ending balance, Assets	[3]	(8)	(1)
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	(53)	(22)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(25)	14
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	0	(7)
Foreign exchange movements, Assets	[3]	0	1
Transfers into Level 3, Assets	[3]	10	(5)
Transfers out of Level 3, Assets	[3]	14	(34)
Ending balance, Assets	[3]	(54)	(53)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	2	(10)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(6)	(1)
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	(4)	16
Foreign exchange movements, Assets	[3]	0	1
Transfers into Level 3, Assets	[3]	(1)	(4)
Transfers out of Level 3, Assets	[3]	1	0
Ending balance, Assets	[3]	(8)	2
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	27	23
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(13)	(3)
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	3	6
Foreign exchange movements, Assets	[3]	1	(2)
Transfers into Level 3, Assets	[3]	(1)	2
Transfers out of Level 3, Assets	[3]	3	1
Ending balance, Assets	[3]	20	27
Commodity contracts [Member]
Assets [Abstract]
Total gains (losses) recognized in net revenue, Assets	[1],[3]	0
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	0
Foreign exchange movements, Assets	[3]	0
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets	[3]	0
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	(25)	(15)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(46)	12
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	(3)	13
Foreign exchange movements, Assets	[3]	1	0
Transfers into Level 3, Assets	[3]	1	(2)
Transfers out of Level 3, Assets	[3]	22	(33)
Ending balance, Assets	[3]	(50)	(25)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		235	213
Total gains (losses) recognized in net revenue, Assets	[1]	(40)	21
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	431	449
Sales/ redemptions, Assets	[2]	(418)	(442)
Settlements, Assets		(3)	13
Foreign exchange movements, Assets		10	(9)
Transfers into Level 3, Assets		82	60
Transfers out of Level 3, Assets		(48)	(70)
Ending balance, Assets		249	235
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		70	66
Total gains (losses) recognized in net revenue, Assets	[1]	0	(14)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	53	33
Sales/ redemptions, Assets	[2]	(27)	(44)
Settlements, Assets
Foreign exchange movements, Assets		3	(4)
Transfers into Level 3, Assets		37	39
Transfers out of Level 3, Assets		(7)	(6)
Ending balance, Assets		129	70
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		5	5
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets		28
Transfers out of Level 3, Assets
Ending balance, Assets		33	5
Other [Member]
Assets [Abstract]
Beginning balance, Assets		169	163
Total gains (losses) recognized in net revenue, Assets	[1]	(11)	15
Total gains (losses) recognized in other comprehensive income, Assets			0
Purchases/ issues, Assets	[2]	6	4
Sales/ redemptions, Assets	[2]	(3)	(6)
Settlements, Assets
Foreign exchange movements, Assets		5	(7)
Transfers into Level 3, Assets		0	0
Transfers out of Level 3, Assets			0
Ending balance, Assets		166	169
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	2
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	21	4
Sales/ redemptions, Liabilities	[2]	(21)	(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities		0	1
Transfers out of Level 3, Liabilities		(1)	(3)
Ending balance, Liabilities		0	1
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	20	3
Sales/ redemptions, Liabilities	[2]	(20)	(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities		0	1
Transfers out of Level 3, Liabilities		(1)	(3)
Ending balance, Liabilities		0	1
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Total gains (losses) recognized in net revenue, Liabilities	[1]	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1
Sales/ redemptions, Liabilities	[2]	(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0
Transfers into Level 3, Liabilities		0
Transfers out of Level 3, Liabilities
Ending balance, Liabilities		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0
Sales/ redemptions, Liabilities	[2]	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities		0	0
Transfers out of Level 3, Liabilities		0	0
Ending balance, Liabilities		0	0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	1
Sales/ redemptions, Liabilities	[2]	0	(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Ending balance, Liabilities			0
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0
Sales/ redemptions, Liabilities	[2]	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities		0	0
Transfers out of Level 3, Liabilities		0	0
Ending balance, Liabilities			0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		17	70
Total gains (losses) recognized in net revenue, Liabilities	[1]	(2)	0
Total gains (losses) recognized in other comprehensive income, Liabilities		0	0
Purchases/ issues, Liabilities	[2]	39	89
Sales/ redemptions, Liabilities	[2]	(27)	(105)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	(1)
Transfers into Level 3, Liabilities		25	1
Transfers out of Level 3, Liabilities		(25)	(37)
Ending balance, Liabilities		31	17
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		(1)	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	(1)
Sales/ redemptions, Liabilities	[2]	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Ending balance, Liabilities		0	(1)
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3	3
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]		3
Sales/ redemptions, Liabilities	[2]	(3)	(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Ending balance, Liabilities			3
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		429	410
Total gains (losses) recognized in net revenue, Liabilities	[1]	(23)	13
Total gains (losses) recognized in other comprehensive income, Liabilities		2	4
Purchases/ issues, Liabilities	[2]	194	258
Sales/ redemptions, Liabilities	[2]	(99)	(150)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	(1)
Transfers into Level 3, Liabilities		75	56
Transfers out of Level 3, Liabilities		(85)	(127)
Ending balance, Liabilities		535	429
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	1
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	1
Sales/ redemptions, Liabilities	[2]	(1)	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities		0	0
Transfers out of Level 3, Liabilities			0
Ending balance, Liabilities		¥ 0	¥ 1

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.